Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 34,655	$ 28,580
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	5,122	4,960
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,824	4,089
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	15,697	11,802
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 9,012	$ 7,729